Feb. 02, 2026
Baillie Gifford U.S. Equity Growth ETF | Baillie Gifford U.S. Equity Growth ETF
Investment Objective
Baillie Gifford U.S. Equity Growth ETF seeks capital appreciation.
Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses(a)	0%
Total Annual Fund Operating Expenses	0.65%
(a)	Estimated for the current fiscal year.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

1 Year	$66
3 Years	$208
5 Years	$362
10 Years	$810

1 Year	$66
3 Years	$208
5 Years	$362
10 Years	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. The

Fund has not commenced operations as of the date of this prospectus, but it is expected that Baillie Gifford U.S. Equity Growth Fund (the “Predecessor Mutual Fund”), a series of Baillie Gifford Funds, will be reorganized into the Fund. For its fiscal year ended December 31, 2024, the Predecessor Mutual Fund’s portfolio turnover rate was 19%. Because the Predecessor Mutual Fund operated as a mutual fund rather than as an ETF, the portfolio turnover rate for the Fund may be different from that of the Predecessor Mutual Fund.

Principal Investment Strategies

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

The portfolio managers seek to identify exceptional growth businesses in the U.S. and to own them for long enough that the advantages of their business models and the strength of their cultures support positive relative performance over the long term.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion at the time of purchase and may participate in initial public offerings (“IPOs”).

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by a benchmark. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 50 growth companies with the potential to outperform the Fund’s benchmarks over the long term. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors The Fund aims to hold securities for long periods (typically at least 5 years) which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

Performance

The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Mutual Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Mutual Fund, which are substantially similar to those of the Fund, and the Predecessor Mutual Fund has the same portfolio management team as that of the Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Institutional Class shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Institutional Class shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmarks. The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance. Absent any applicable fee waivers and/or expense limitations (which had applied to the Predecessor Mutual Fund since inception), performance would have been lower for the Predecessor Mutual Fund. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed.

Annual Total Returns – Predecessor Mutual Fund’s Institutional Class Shares(1)(2)

(1)	The inception date for Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For the period from January 1, 2017 to May 1, 2017, the performance shown is for Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
(2)	Excluding reimbursement received from the Manager, total return for 2019 was 29.72%.

Highest Quarterly Return: 55.77% (Q2, 2020) Lowest Quarterly Return: -38.41% (Q2, 2022)
Average Annual Total Returns for Periods Ended December 31, 2024

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for the Predecessor Mutual Fund’s Institutional Class shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. The table compares the Predecessor Mutual Fund’s returns to a broad-based securities market index, as required by relevant disclosure rules, and an additional benchmark that the Fund believes better aligns with the Predecessor Mutual Fund’s (and the Fund’s) investment objective and strategies. A description of the Fund’s (and Predecessor Mutual Fund’s) comparative indices is provided in the section of the Prospectus entitled “Additional Performance Information.”

Average Annual Total Returns for Periods Ended December 31, 2024	1 Year	5 Years	Since Fund Inception (12/05/2016)
Institutional Class Returns Before Taxes(1)(2)	30.44%	12.76%	16.58%
Institutional Class Returns After Taxes on Distributions(1)(2)	30.44%	11.58%	15.69%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares(1)(2)	18.02%	10.14%	13.81%
Comparative Indices (reflects no deductions for fees, expenses, or taxes)
S&P 500 Index(3)	25.02%	14.51%	14.89%
Russell 1000 Growth Index(4)	33.36%	18.94%	19.53%
(1)	Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
(2)	If reimbursement received from the Manager in 2019 were excluded, the total return would be lower.
(3)	The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
(4)	The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell®” is a trademark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.

Updated information on the Fund’s investment performance can be obtained by visiting www.bailliegifford.com/ETFs.